Convertible Preferred Stock (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Temporary Equity [Line Items]
Preferred Shares Authorized	110,057,398	81,760,000	0
Preferred Shares Issued	104,854,769	75,463,000	0
Preferred Shares Outstanding	104,854,769	75,463,000	0
Carrying Value	$ 112,292,000	$ 86,859,000
Liquidation Preference	$ 149,392,000	$ 105,809,000	$ 0
Common Stock Issuable Upon Conversion	9,699,600	20,944,249
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	76,000,000	81,760,000
Preferred Shares Issued	75,463,000	75,463,000
Preferred Shares Outstanding	75,463,000	75,463,000
Carrying Value	$ 75,378,000	$ 86,859,000
Liquidation Preference	$ 111,594,000	$ 105,809,000
Common Stock Issuable Upon Conversion	6,980,712	20,944,249
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	34,057,398
Preferred Shares Issued	29,391,769
Preferred Shares Outstanding	29,391,769
Carrying Value	$ 36,914,000
Liquidation Preference	$ 37,798,000
Common Stock Issuable Upon Conversion	2,718,888